Summary of Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Increase in gross profit per share	$ 0.13				$ 0.09
Selected Quarterly Financial Information [Abstract]
Net sales	$ 2,569,412	$ 3,150,570	$ 3,042,995	$ 2,366,556	$ 2,457,058	$ 2,847,417	$ 2,713,889	$ 2,167,168	$ 11,129,533	$ 10,185,532	$ 9,534,462
Gross profit	1,217,975	1,470,955	1,409,653	1,065,901	1,124,178	1,295,958	1,233,579	962,851	5,164,484	4,616,566	4,206,226	[1]
Net income	132,743	326,240	291,447	115,457	116,123	262,966	257,287	116,185	865,887	752,561	631,034
Net income per common share - basic (in dollars per share)	$ 1.40	$ 3.42	$ 3.00	$ 1.16	$ 1.16	$ 2.61	$ 2.51	$ 1.13	$ 8.95	$ 7.41	$ 6.15
Net income per common share - diluted (in dollars per share)	$ 1.37	$ 3.35	$ 2.94	$ 1.14	$ 1.14	$ 2.55	$ 2.46	$ 1.11	$ 8.78	$ 7.26	$ 6.02
Summary of Quarterly Results of Operations (Textual) [Abstract]
Increase in gross profit	21,077				14,938
Increase in gross profit, per share	$ 0.13				$ 0.09
Decrease in Selling, general and administrative expenses					(14,141)
Decrease in Selling, general and administrative expenses per share					$ (0.09)
Increase In Other General Expense, Net	25,012
Increase In Other General Expense, Net, Per Share	$ 0.16
Titanium Dioxide Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Settlement gain related to litigation settlement	$ 21,420
Increase in gross profit per share	$ 0.13
Summary of Quarterly Results of Operations (Textual) [Abstract]
Increase in gross profit, per share	$ 0.13

[1]	Includes DOL Settlement of $49,163, net of tax (Cost of goods sold $16,000, Selling, general and administrative expenses $64,000 and tax benefit $30,837), or $.47 per share in the Year ended December 31, 2012.